Segment Information - Narrative (Details)	12 Months Ended
Dec. 31, 2016
Unionized Employees Concentration Risk | Workforce Subject to Collective Bargaining Arrangement
Concentration Risk [Line Items]
Concentration risk, percentage	49.00%